Write-Downs of Long-Lived Assets	9 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Write-Downs of Long-Lived Assets
18.	Write-Downs of Long-Lived Assets
The Company and its subsidiaries perform tests for recoverability on long-lived assets classified as held and used for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount.
As of March 31, 2022 and December 31, 2022, the long-lived assets and liabilities associated with those assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2022	As of December 31, 2022
Investment in operating leases	¥35,061	¥13,359
Property under facility operations	8,376	8
Office facilities	1,375	0
Other assets	1,556	0
Other liabilities	1,761	0
The long-lived assets classified as held for sale as of March 31, 2022 are included in Corporate Financial Services and Maintenance Leasing segment, Real Estate segment, PE Investment and Concession segment, Aircraft and Ships segment and ORIX USA segment. The long-lived assets classified as held for sale as of December 31, 2022 are included in Corporate Financial Services and Maintenance Leasing segment, Real Estate segment, Aircraft and Ships segment, Environment and Energy segment, and ORIX USA segment.
The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, and others based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.
For the nine months ended December 31, 2021 and 2022, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥15,068 million and ¥1,807 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Nine months ended December 31, 2021		Nine months ended December 31, 2022
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Commercial facilities other than office buildings	¥757	2	¥0	—
Condominiums	13	2	0	—
Others*	11,878	—	75	—

Total	¥12,648	—	¥75	—

	Nine months ended December 31, 2021		Nine months ended December 31, 2022
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Office buildings	¥0	0	¥1,535	2
Commercial facilities other than office buildings	11	1	51	2
Condominiums	3	4	3	3
Others*	2,406	—	143	—

Total	¥2,420	—	¥1,732	—

*
For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the nine months ended December 31, 2021 include write-downs of ¥11,641 million of property under facility operations and others held by a subsidiary and ¥2,331 million of two aircrafts.

Losses of ¥233 million in Corporate Financial Services and Maintenance Leasing segment, ¥26 million in Real Estate segment, ¥11,646 million in PE Investment and Concession segment, ¥2,331 million in Aircraft and Ships segment, ¥828 million in ORIX USA segment and ¥4 million in Asia and Australia segment were recorded for the nine months ended December 31, 2021. Losses of ¥1,709 million in Real Estate segment, ¥39 million in PE Investment and Concession segment, ¥58 million in Environment and Energy segment and ¥1 million in Asia and Australia segment were recorded for the nine months ended December 31, 2022.
For the three months ended December 31, 2021 and 2022, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥14,980 million and ¥1,554 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Three months ended December 31, 2021		Three months ended December 31, 2022
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Commercial facilities other than office buildings	¥757	2	¥0	0
Condominiums	12	1	0	0
Others*	11,878	—	19	—

Total	¥12,647	—	¥19	—

	Three months ended December 31, 2021		Three months ended December 31, 2022
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Office buildings	¥0	0	¥1,535	2
Condominiums	2	3	0	0
Others*	2,331	—	0	—

Total	¥2,333	—	¥1,535	—

*
For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the three months ended December 31, 2021 include write-downs of ¥11,641 million of property under facility operations and others held by a subsidiary and ¥2,331 million of two aircrafts.

Losses of ¥233 million in Corporate Financial Services and Maintenance Leasing segment, ¥14 million in Real Estate segment, ¥11,645 million in PE Investment and Concession segment, ¥2,331 million in Aircraft and Ships segment and ¥757 million in ORIX USA segment were recorded for the three months ended December 31, 2021. Losses of ¥1,535 million in Real Estate segment, ¥19 million in Environment and Energy segment were recorded for the three months ended December 31, 2022.